TYPE:	13F-HR
PERIOD 12/31/2007
FILER
   CIK	1166385
   CCC	mhxtav#6
SUBMISSION - CONTACT
   NAME	S. Buccafusco
   PHONE 908-598-0909

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tradition Capital Management, LLC
Address: 86 Summit Avenue
	 Summit, NJ 07901

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sharon Buccafusco, Associate Compliance Officer
Phone:   908-598-0909


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     7380    87527 SH       Sole                    39306             48221
AT&T                           COM              00206R102      457    11003 SH       Sole                     9118              1885
Abbott Laboratories            COM              002824100    10838   193013 SH       Sole                    92568            100445
Adobe Systems                  COM              00724F101      417     9762 SH       Sole                     1287              8475
Akamai Tech                    COM              00971T101     2414    69760 SH       Sole                    34555             35205
Amdocs Limited                 COM              G02602103     9745   282706 SH       Sole                   132361            150345
American Express               COM              025816109      192     3700 SH       Sole                      450              3250
Anadarko Petroleum             COM              032511107      437     6650 SH       Sole                     3650              3000
Apache                         COM              037411105    10471    97370 SH       Sole                    46175             51195
Avery Dennison                 COM              053611109     2634    49565 SH       Sole                    26220             23345
BP PLC ADS                     COM              055622104     1784    24378 SH       Sole                    14954              9424
Bank of America                COM              060505104      385     9336 SH       Sole                     1336              8000
Barrick Gold Corp.             COM              067901108     9736   231535 SH       Sole                   121485            110050
Becton Dickinson               COM              075887109      276     3300 SH       Sole                                       3300
Bed Bath & Beyond              COM              075896100     5375   182895 SH       Sole                    89350             93545
Berkshire Hathaway Class A     COM              084670108      283        2 SH       Sole                                          2
Berkshire Hathaway Class B     COM              084670207      871      184 SH       Sole                       56               128
CVS/Caremark Corp              COM              126650100      170     4285 SH       Sole                     2485              1800
Cadbury Schweppes PLC          COM              127209302      452     9150 SH       Sole                     3200              5950
Chevron                        COM              166764100     1471    15757 SH       Sole                     9577              6180
Chittenden Corporation         COM              170228100      290     8131 SH       Sole                     4061              4070
Chubb Corp                     COM              171232101    15130   277205 SH       Sole                   134705            142500
Cisco Systems                  COM              17275R102      355    13111 SH       Sole                    10386              2725
Coca-Cola Company              COM              191216100     7539   122839 SH       Sole                    57324             65515
Colgate-Palmolive              COM              194162103      825    10577 SH       Sole                     3977              6600
ConocoPhillips                 COM              20825C104    13892   157328 SH       Sole                    70771             86557
Danaher                        COM              235851102      255     2901 SH       Sole                     1301              1600
Devon Energy                   COM              25179M103      475     5342 SH       Sole                     3142              2200
Diamond Offshore Drilling      COM              25271C102    11343    79880 SH       Sole                    38585             41295
Digital Creative Dev CP        COM                               0    10000 SH       Sole                                      10000
Dominion Resources             COM              25746U109      204     4304 SH       Sole                      700              3604
E.I. DuPont de Nemour          COM              263534109      437     9908 SH       Sole                     3218              6690
Ecolab                         COM              278865100      563    11000 SH       Sole                     4450              6550
Emerson Electric               COM              291011104      720    12711 SH       Sole                     4571              8140
Encana                         COM              292505104      348     5125 SH       Sole                     3750              1375
Exxon Mobil                    COM              30231G102     8640    92217 SH       Sole                    45147             47070
General Dynamics               COM              369550108      280     3142 SH       Sole                      942              2200
General Electric               COM              369604103     5620   151613 SH       Sole                    80003             71610
Goldman Sachs Group            COM              38141G104     7664    35639 SH       Sole                    17539             18100
H.J. Heinz Company             COM              423074103      214     4580 SH       Sole                     3900               680
Hain Celestial                 COM              405217100     9457   295535 SH       Sole                   136305            159230
Hansen Natural                 COM              411310105     7343   165783 SH       Sole                    78558             87225
IBM Corp                       COM              459200101      388     3586 SH       Sole                     1046              2540
Illinois Tool Works            COM              452308109      530     9897 SH       Sole                     9897
Intel                          COM              458140100      259     9732 SH       Sole                     5757              3975
Interep Natl Radio Sales       COM              45866V109        2    10000 SH       Sole                    10000
Inverness Med Innovations      COM              46126P106      283     5030 SH       Sole                                       5030
Jacobs Engineering Group Inc   COM              469814107      233     2434 SH       Sole                     2434
Johnson & Johnson              COM              478160104    16496   247322 SH       Sole                   116464            130858
Kellogg Company                COM              487836108      210     4000 SH       Sole                     4000
Kimberly-Clark                 COM              494368103     7094   102314 SH       Sole                    50289             52025
Lincoln Electric               COM              533900106      218     3064 SH       Sole                     3064
Marathon Oil Corp              COM              565849106     6597   108394 SH       Sole                    52479             55915
McDonald's                     COM              580135101      262     4440 SH       Sole                     2965              1475
Microsoft                      COM              594918104    12966   364209 SH       Sole                   175909            188300
Monsanto                       COM              61166W101      271     2430 SH       Sole                     2312               118
Morgan Stanley                 COM              617446448      243     4573 SH       Sole                     1049              3524
Nabors Ind Ltd                 COM              G6359F103     8671   316569 SH       Sole                   150337            166232
Newfield Exploration           COM              651290108      646    12250 SH       Sole                     7950              4300
Nike Inc- Cl 'B'               COM              654106103     8261   128592 SH       Sole                    62003             66589
Noble Energy                   COM              655044105      837    10530 SH       Sole                     6730              3800
Nokia Corporation              COM              654902204      574    14959 SH       Sole                    11609              3350
Novartis AG-ADR                COM              66987V109    12493   230035 SH       Sole                   109905            120130
NutriSystem                    COM              67069d108     5727   212260 SH       Sole                   104665            107595
Parker Hannifin                COM              701094104     6509    86434 SH       Sole                    40422             46012
PepsiCo                        COM              713448108     8743   115186 SH       Sole                    54761             60425
Pfizer                         COM              717081103      215     9478 SH       Sole                     7978              1500
Portal Resources Ltd           COM              736114109        7    20000 SH       Sole                    20000
Proctor & Gamble               COM              742718109     2189    29812 SH       Sole                    22447              7365
Prudential Financial           COM              744320102    10916   117323 SH       Sole                    58355             58968
Royal Dutch Shell PLC - ADR B  COM              780259107      518     6238 SH       Sole                     1517              4721
Sabine Royalty Trust           COM              785688102      389     9075 SH       Sole                     1375              7700
Sanofi-Aventis                 COM              80105N105    15355   337249 SH       Sole                   165209            172040
Schering-Plough                COM              806605101    11333   425395 SH       Sole                   200405            224990
Schlumberger Ltd.              COM              806857108      344     3500 SH       Sole                      800              2700
Smithtown Bancorp              COM              832449102      360    16233 SH       Sole                     8085              8148
Symantec Corporation           COM              871503108     4347   269345 SH       Sole                   123190            146155
Sysco Corporation              COM              871829107      245     7850 SH       Sole                     1450              6400
Terex Corp                     COM              880779103    10113   154225 SH       Sole                    78420             75805
Teva Pharmaceutical            COM              881624209    16054   345389 SH       Sole                   169166            176223
Transocean                     COM              G90073100     6190    43243 SH       Sole                    21805             21438
Trinity Industries             COM              896522109     4745   170945 SH       Sole                    83520             87425
U.S. Bancorp                   COM              902973304     6734   212160 SH       Sole                   104340            107820
Unilever N.V.                  COM              904784709      621    17023 SH       Sole                     5439             11584
United Technologies            COM              913017109      943    12317 SH       Sole                     8767              3550
Vectren Corp.                  COM              92240G101      244     8419 SH       Sole                     8419
Verizon Communications         COM              92343V104      318     7285 SH       Sole                     6065              1220
Vodafone Group PLC ADS         COM              92857W209     6990   187307 SH       Sole                    96371             90936
Vulcan Materials Co. (Holding  COM              929160109      312     3940 SH       Sole                     1590              2350
Wachovia Bank                  COM              929903102      205     5399 SH       Sole                     4399              1000
Wal-Mart Stores                COM              931142103     3528    74217 SH       Sole                    39373             34844
Walt Disney                    COM              254687106     7780   241008 SH       Sole                   119148            121860
Watts Water Technology         COM              942749102     4512   151400 SH       Sole                    73180             78220
Wilmington Trust Corp          COM              971807102      208     5900 SH       Sole                     1800              4100
Wyeth                          COM              983024100      452    10225 SH       Sole                     2350              7875
XTO Energy Inc.                COM              98385X106     7925   154311 SH       Sole                    72196             82115
Midcap SPDR Trust Series 1     COM              595635103      706 4552.064 SH       Sole                 4221.846           330.218
S&P 500 Index SPDR Trust Serie COM              78462F103     2257 15436.245 SH      Sole                13444.181          1992.065
Schwab International Index Fun COM              808509830      225 9430.382 SH       Sole                 9244.033           186.349
Schwab S&P 500 Index Fund      COM              808509855      363 16010.835 SH      Sole                15319.839           690.996
iShares MSCI EAFE Index Fund   COM              464287465     2496 31790.709 SH      Sole                27192.941          4597.767

/TEXT
/DOCUMENT
/SUBMISSION